ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES
17.	ORDINARY SHARES

Holders of Class A ordinary shares and Class B ordinary shares of the Company have the same rights, except for voting rights. Holders of Class A ordinary shares are entitled to ten votes per share in all shareholders’ meetings, while holders of Class B ordinary shares are entitled to one vote per share.

In February and March 2023, 54,551,513 redeemable shares were reclassified into Class B ordinary shares upon IPO and the Company issued 10,125,118 Class B ordinary shares in connection with its IPO in the United States.

In August 2023, 4,000,000 Class B ordinary shares were issued to the Company’s depositary bank, Deutsche Bank, reserved for future issuances of shares upon the exercises of share options or vesting of restricted shares under the 2021 Share Incentive Plan. These shares are considered to be issued and not outstanding until such a time when the issuance occur for the exercise of share options or vesting of restricted shares.

In 2024, 17,474 Class A ordinary shares held by certain founders were sold to third party investors and converted into Class B ordinary shares.